Common Stock and Stock Plans (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Common Stock Shares
Table 12.1 and Table 12.2 present information related to our common stock.

Table 12.1: Common Stock Shares

Number of shares
Shares reserved (1)	233,154,695
Shares issued	5,481,811,474
Shares not reserved or issued	3,285,033,831
Total shares authorized	9,000,000,000
(1)Shares reserved for employee stock plans (employee restricted share rights, performance share awards, 401(k), and deferred compensation plans), convertible securities, dividend reinvestment and common stock purchase plans, and director plans.

Common Stock Shares Outstanding
Table 12.2: Common Stock Shares Outstanding

	Number of Shares
	Year ended December 31,
(in millions)	2024	2023	2022
Balance, beginning of period	3,598.9	3,833.8	3,885.8
Issued	22.8	37.2	43.5
Repurchased	(332.8)	(272.1)	(110.4)
Issued to ESOP	—	—	14.9
Balance, end of period	3,288.9	3,598.9	3,833.8

Stock Compensation Expense
Table 12.3 summarizes the major components of stock compensation expense and the related recognized tax benefit.
Table 12.3: Stock Compensation Expense

	Year ended December 31,
(in millions)	2024	2023	2022
RSRs	$1,180	1,069	947
Performance shares	101	53	31
Total stock compensation expense	$1,281	1,122	978
Related recognized tax benefit	$317	277	242

Restricted Share Rights	A summary of the status of our RSRs at December 31, 2024, and changes during 2024 is presented in Table 12.4.
Table 12.4: Restricted Share Rights

	Number	Weighted- average grant-date fair value
Nonvested at January 1, 2024	59,547,247	$43.07
Granted	28,897,700	50.59
Vested	(23,954,867)	46.54
Canceled or forfeited	(2,448,184)	46.54
Nonvested at December 31, 2024	62,041,896	45.10

Performance Share Awards
A summary of the status of our PSAs at December 31, 2024, and changes during 2024 is in Table 12.5, based on the performance adjustments recognized as of December 2024.

Table 12.5: Performance Share Awards

	Number	Weighted- average grant-date fair value
Nonvested at January 1, 2024	4,287,823	$36.51
Granted	1,563,471	44.57
Vested	(2,403,495)	46.24
Canceled or forfeited	(8,431)	39.09
Nonvested at December 31, 2024	3,439,368	33.37